List of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Metals Acquisition Corp (Australia) Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
MAC AU 1 Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
MAC AU 2 Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
MAC AU 3 Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
MAC AU 4 Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cobar Management Pty Limited ("CMPL")
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%